Empower SecureFoundation Balanced ETF Fund Performance Management - Empower SecureFoundation Balanced ETF Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Class A shares for the last ten calendar years and by comparing its average annual total return to the performance of a broad-based securities market index and a composite index with investment characteristics similar to those of the Fund. The composite index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); and the Bloomberg U.S. Aggregate Bond Index (intermediate term bond). Please see Appendix A of the Fund’s Prospectus for more information regarding the composite index. The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not reflect the impact of sales charges or the Guarantee Benefit Fee. If the sales charges or the Guarantee Benefit Fee were reflected, the performance shown would be lower.Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance Past Does Not Indicate Future [Text]	The returns shown below are historical and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Class A shares for the last ten calendar years and by comparing its average annual total return to the performance of a broad-based securities market index and a composite index with investment characteristics similar to those of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not reflect the impact of sales charges or the Guarantee Benefit Fee. If the sales charges or the Guarantee Benefit Fee were reflected, the performance shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares Before Sales Charges
Bar Chart Closing [Text Block]	Quarter EndedTotal ReturnBest QuarterJune 30, 202014.17%Worst QuarterMarch 31, 2020-14.34%
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who are tax-exempt or who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who are tax-exempt or who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]
Performance Availability Website Address [Text]	www.empower.com/investments/empower-funds/fund-documents
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020